INCOME TAX (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands			12 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Tax expense computed at statutory rates, see (*) below	[1]			$ 50,008	$ 134,514
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit				(36,588)	(89,487)
Change in valuation allowance				11,375	2,697
Permanent differences and other/other adjustments, net				(14,590)	17,588
Preferred Enterprise benefits			$ (32,673)
Changes in unrecognized tax benefits		$ 16,870
Income tax expense, net			$ 21,569	$ 10,205	$ 65,312
Percentages
Tax expense computed at Israel statutory rates			23.00%
Preferred Enterprise benefits			(13.60%)
Changes in unrecognized tax benefits			7.00%
Income tax expense, percentage			8.80%
U.S [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Change in valuation allowance			$ (17,742)
Permanent differences and other/other adjustments, net			$ (3,761)
Percentages
Changes in valuation allowance, see Note 18F below			(7.40%)
Other Adjustments			(1.60%)
Italy [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Change in valuation allowance			$ 10,651
Foreign currency translation impact			(8,061)
Permanent differences and other/other adjustments, net			(87)
Effective Income Tax Rate Reconciliation, Nontaxable Or Nondeductible Items, Amount			$ 264
Percentages
Changes in valuation allowance, see Note 18F below			4.40%
Foreign currency translation impact			(3.40%)
Other Adjustments			0.00%
Nontaxable or nondeductible items			0.10%
Other jurisdictions [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Permanent differences and other/other adjustments, net			$ 820
Percentages
Others			0.30%
Israel [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax expense computed at statutory rates, see (*) below	[1]		$ 55,288
Percentages
Tax expense computed at Israel statutory rates	[1]		23.00%

[1]	The tax expense was computed based on the Israeli statutory corporate income tax rate of 23%.